Unaudited Interim Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net earnings	$ 272,978	$ 147,336	$ 193,605	$ 221,256
Other comprehensive income (loss) (OCI):
Foreign currency translation adjustment, net of tax recovery of $2,921 and tax expense of $2,782 (2019 - tax recovery of $365 and $112), respectively	8,573	(2,859)	(28,057)	11,955
Change in fair value of cash flow hedges, net of tax recovery of $2,302 and $7,389 (2019 - tax expense of $4,682 and $5,200), respectively	(6,213)	12,167	(20,301)	13,630
Change in pension and other post-employment benefits, net of tax recovery of $31 and $91, respectively	55	209	(21)	(45)
Other comprehensive income (loss), net of tax	2,415	9,517	(48,379)	25,540
Comprehensive income	275,393	156,853	145,226	246,796
Comprehensive loss attributable to the non-controlling interests	(11,295)	(6,601)	(32,931)	(19,070)
Comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	$ 286,688	$ 163,454	$ 178,157	$ 265,866